FEDERATED EQUITY FUNDS

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                               December 12, 2006

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: FEDERATED EQUITY FUNDS (the "Trust" or "Registrant")
            Federated Mid Cap Growth Strategies Fund
            1933 Act File No. 2-91090
            1940 Act File No. 811- 811-4017

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 11, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 78 on December 11, 2006.

     If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                 Very truly yours,



                                                 /s/ Nelson W. Winter
                                                 Nelson W. Winter
                                                 Assistant Secretary